Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of investments in equity method investees		¥ 2,286	¥ 2,487
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		34,248	33,924
Interest-earning deposits in other banks		39,080	40,647
Call loans and funds sold		1,048	1,110
Receivables under resale agreements		16,247	10,975
Receivables under securities borrowing transactions		2,874	2,759
Investment securities		4,220	4,442
Loans, net of allowance for credit losses	[1]	114,541	116,213
Other financial assets	[2]	7,976	7,455
Deposits, Non-interest-bearing		30,511	30,443
Deposits, Interest-bearing		167,672	168,846
Total deposits		198,183	199,289
Call money and funds purchased		2,296	2,450
Payables under repurchase agreements		26,616	25,225
Payables under securities lending transactions		1,111	913
Due to trust account and other short-term borrowings		10,082	9,177
Long-term debt		27,430	27,790
Other financial liabilities		6,912	6,781
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		34,248	33,924
Interest-earning deposits in other banks		39,080	40,647
Call loans and funds sold		1,048	1,110
Receivables under resale agreements		16,247	10,975
Receivables under securities borrowing transactions		2,874	2,759
Investment securities		4,258	4,453
Loans, net of allowance for credit losses	[1]	115,593	117,064
Other financial assets	[2]	7,976	7,455
Deposits, Non-interest-bearing		30,511	30,443
Deposits, Interest-bearing		167,742	168,899
Total deposits		198,253	199,342
Call money and funds purchased		2,296	2,450
Payables under repurchase agreements		26,616	25,225
Payables under securities lending transactions		1,111	913
Due to trust account and other short-term borrowings		10,082	9,177
Long-term debt		27,802	27,968
Other financial liabilities		6,912	6,781
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		34,248	33,924
Investment securities		1,177	1,197
Loans, net of allowance for credit losses	[1]	2	3
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		39,080	40,647
Call loans and funds sold		1,048	1,110
Receivables under resale agreements		16,247	10,975
Receivables under securities borrowing transactions		2,874	2,759
Investment securities		1,048	1,135
Loans, net of allowance for credit losses	[1]	254	247
Other financial assets	[2]	7,976	7,455
Deposits, Non-interest-bearing		30,511	30,443
Deposits, Interest-bearing		167,742	168,899
Total deposits		198,253	199,342
Call money and funds purchased		2,296	2,450
Payables under repurchase agreements		26,616	25,225
Payables under securities lending transactions		1,111	913
Due to trust account and other short-term borrowings		10,082	9,177
Long-term debt		27,802	27,968
Other financial liabilities		6,912	6,781
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities		2,033	2,121
Loans, net of allowance for credit losses	[1]	¥ 115,337	¥ 116,814

[1]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
[2]	Excludes investments in equity method investees of ¥2,487 billion and ¥2,286 billion at March 31, 2019 and September 30, 2019, respectively.